Royalty, Stream and Working Interests - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty, stream and working interests
Balance at beginning of period	$ 4,927.5	$ 5,149.3
Additions	519.6	138.4
Disposal	(3.3)
Impairment losses	(1,173.3)
Depletion	(270.7)	(284.0)
Impact of foreign exchange	27.3	(76.2)
Balance at end of period	4,027.1	4,927.5
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	865.8	903.0
Additions	37.7	44.1
Transfers	71.3
Depletion	(40.2)	(40.2)
Impact of foreign exchange	14.1	(41.1)
Balance at end of period	948.7	865.8
Streams
Royalty, stream and working interests
Balance at beginning of period	2,447.4	2,623.0
Additions	250.2	1.6
Impairment losses	(1,169.2)
Depletion	(169.4)	(177.2)
Balance at end of period	1,359.0	2,447.4
Energy
Royalty, stream and working interests
Balance at beginning of period	1,181.5	1,258.3
Additions	22.2	12.1
Impairment losses	(4.1)
Depletion	(60.8)	(66.4)
Impact of foreign exchange	7.6	(22.5)
Balance at end of period	1,146.4	1,181.5
Advanced
Royalty, stream and working interests
Balance at beginning of period	371.0	308.8
Additions	99.3	72.7
Disposal	(3.3)
Transfers	(75.6)
Depletion	(0.3)	(0.2)
Impact of foreign exchange	4.9	(10.3)
Balance at end of period	396.0	371.0
Exploration
Royalty, stream and working interests
Balance at beginning of period	61.8	56.2
Additions	110.2	7.9
Transfers	4.3
Impact of foreign exchange	0.7	(2.3)
Balance at end of period	$ 177.0	$ 61.8